Annual Total Returns[BarChart] - SA Columbia Focused Value Portfolio - Class 2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.65%)	15.53%	31.50%	11.10%	(4.02%)	19.09%	21.53%	(12.05%)	26.57%	7.45%